United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Quarter ended 2/28/09

Item 1.                      Schedule of Investments

Federated International Equity Fund

Portfolio of Investments

February 28, 2009 (unaudited)

Shares	Value in U.S. Dollars

		COMMON STOCKS--90.7%
		Australia--3.1%
82,800		BHP Billiton Ltd.	$1,506,574
67,900		CSL Ltd.	1,575,955
		TOTAL	3,082,529
		Brazil--3.7%
144,700		Companhia Vale Do Rio Doce, ADR	1,613,405
88,400	[1]	Petroleo Brasileiro SA, ADR	1,978,392
		TOTAL	3,591,797
		Canada--8.3%
97,200		Nexen, Inc.	1,327,886
27,800		Potash Corp. of Saskatchewan, Inc.	2,334,366
33,900	[1]	Research in Motion Ltd.	1,353,966
44,600		Shoppers Drug Mart Corp.	1,516,933
178,900		Talisman Energy, Inc.	1,680,439
		TOTAL	8,213,590
		China--1.6%
1,291,000	[1]	China Railway Construction Corp.	1,554,312
		France--3.1%
39,100		Groupe Danone	1,874,529
29,500		Nexans SA	1,146,801
		TOTAL	3,021,330
		Germany, Federal Republic of--4.1%
28,700		Deutsche Boerse AG	1,319,930
33,700		E.On AG	866,381
26,600		K&S AG	1,197,767
8,500		Merck KGAA	637,788
		TOTAL	4,021,866
		Hong Kong--3.2%
200,700		Hong Kong Exchanges & Clearing Ltd.	1,585,431
205,000		Sun Hung Kai Properties	1,583,493
		TOTAL	3,168,924
		Ireland--1.3%
62,800	[1]	ICON PLC, ADR	1,288,656
		Israel--2.1%
47,200		Teva Pharmaceutical Industries Ltd., ADR	2,104,176
		Italy--2.5%
97,600		ENI SpA	1,949,662
40,000		Finmeccanica SpA	510,611
		TOTAL	2,460,273
		Japan--11.6%
8,900		Keyence Corp.	1,690,929
213,000		Komatsu Ltd.	2,183,188
107,000		Panasonic Corp.	1,239,564
60,600		Shimano, Inc.	1,974,666
47,700		Sumitomo Mitsui Financial Group, Inc.	1,520,131
50,600		Terumo Corp.	1,554,031
35,600		Yamada Denki	1,290,846
		TOTAL	11,453,355
		Mexico--1.6%
131,200		Grupo Televisa SA, GDR	1,596,704
		Netherlands--4.5%
92,400	[1]	ASM Lithography Holding NV	1,425,838
119,300		Koninklijke KPN NV	1,538,611
93,700	[1,2]	Qiagen NV	1,501,074
		TOTAL	4,465,523
		Norway--2.0%
93,350		Yara International ASA	1,991,038
		Portugal--1.6%
143,000		Galp Energia SGPS SA	1,581,299
		Singapore--1.4%
484,000		Singapore Exchange Ltd.	1,402,562
		Spain--4.2%
85,500		Enagas	1,379,304
53,300		Indra Sistemas SA	976,037
95,000		Telefonica SA	1,769,231
		TOTAL	4,124,572
		Switzerland--14.5%
179,700		ABB Ltd.	2,172,202
10,500	[1]	Actelion Ltd.	496,313
13,500	[2]	Alcon, Inc.	1,111,860
110,000		Compagnie Financiere Richemont SA, Class A	1,441,660
53,000		Julius Baer Holding Ltd., Zurich, Class B	1,228,230
94,000		Nestle SA	3,073,623
41,200		Novartis AG, ADR	1,493,500
28,300		Roche Holding AG	3,209,413
		TOTAL	14,226,801
		Taiwan, Province of China--3.9%
202,200		HTC Corp.	2,166,365
222,200		Taiwan Semiconductor Manufacturing Co., ADR	1,675,388
		TOTAL	3,841,753
		United Kingdom--12.4%
51,200		British American Tobacco PLC	1,315,249
120,100		Diageo PLC	1,403,901
110,000		Imperial Tobacco Group PLC	2,640,780
28,200		Reckitt Benckiser PLC	1,085,364
194,200		Reed Elsevier PLC	1,449,933
183,500		Serco Group PLC	1,014,130
81,100		Shire Ltd.	965,273
140,300		Smiths Group PLC	1,662,836
370,000		Vodafone Group PLC	657,717
		TOTAL	12,195,183
		TOTAL COMMON STOCKS (IDENTIFIED COST $130,691,247)	89,386,243
		PREFERRED STOCKS--2.5%
		Brazil--1.4%
150,900		Banco Itau Holding Financeira PN, Pfd. R$0.144 Annual Dividend	1,400,845
		Germany, Federal Republic of--1.1%
21,600		Fresenius SE, Pfd.	1,094,235
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,385,790)	2,495,080
		EXCHANGE-TRADED FUND--4.0%
533,000	[2]	iShares MSCI Japan (IDENTIFIED COST $4,519,725)	3,928,210
		MUTUAL FUND—6.1%
5,973,073	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 1.32% (AT NET ASSET VALUE)	5,973,073
		TOTAL INVESTMENTS—103.3% (IDENTIFIED COST $144,569,835)[6]	101,782,606
		OTHER ASSETS AND LIABILITIES – NET– (3.3)%[7]	(3,281,213)
		TOTAL NET ASSETS—100%	$98,501,393

At February 28, 2009, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Sold:
3/2/2009	755,773 Brazilian Real	$319,769	$316,038	$ 3,731
3/2/2009	31,792 Pound Sterling	$ 45,374	$ 45,514	$ (140)

NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$3,591

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net.”
1	Non-income producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
As of February 28, 2009, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$3,493,574	$4,816,412
3	Affiliated company.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6
At February 28, 2009, the cost of investments for federal tax purposes was $144,569,835. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $42,787,229. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $938,647 and net unrealized depreciation from investments for those securities having an excess of cost over value of $43,725,876.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the "Directors").

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds	$33,878,873	$3,591
Level 2 – Other Significant Observable Inputs	$67,903,733	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$101,782,606	$3,591

*Other financial instruments include foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

Federated International Bond Fund

Portfolio of Investments

February 28, 2009 (unaudited)

Foreign Currency, Par Amount or Shares			Value in U.S. Dollars
		BONDS—98.2%
		AUSTRALIAN DOLLAR--2.3%
		State/Provincial--2.3%
650,000		New South Wales, State of, Local Gov't. Guarantee, Series 12RG, 6.00%, 5/1/2012	$434,908
3,000,000		New South Wales Treasury Corp., Series 17, 5.50%, 3/1/2017	1,921,930
		TOTAL AUSTRALIAN DOLLAR	2,356,838
		BRITISH POUND--7.6%
		Banking--0.7%
500,000		European Investment Bank, 5.00%, 3/7/2012	763,293
		Finance - Automotive--1.2%
1,000,000		GE Capital European Funding, Company Guarantee, Series EMTN, 4.625%, 1/18/2016	1,254,511
		Sovereign--5.7%
2,000,000		United Kingdom, Government of, 4.75%, 3/7/2020	3,113,731
1,000,000		United Kingdom, Government of, Bond, 4.00%, 9/7/2016	1,509,164
745,000		United Kingdom, Government of, Bond, 4.75%, 9/7/2015	1,176,503
		TOTAL	5,799,398
		TOTAL BRITISH POUND	7,817,202
		CANADIAN DOLLAR--2.0%
		Sovereign--2.0%
1,500,000		Canada, Government of, 4.00%, 6/1/2017	1,291,884
900,000		Canada, Government of, Bond, 4.00%, 6/1/2016	778,208
		TOTAL CANADIAN DOLLAR	2,070,092
		DANISH KRONE--1.8%
		Mortgage Banks--0.8%
5,095,721		Realkredit Danmark A/S, Series 23D, 5.00%, 10/1/2035	837,184
		Sovereign--1.0%
5,700,000		Denmark, Government of, 5.00%, 11/15/2013	1,053,663
		TOTAL DANISH KRONE	1,890,847
		EURO--44.6%
		Banking--0.2%
1,200,000		HSH Nordbank AG, Note, 7.4075%, 6/29/2049	152,130
		Finance - Automotive--1.1%
900,000		Daimler North America Corp., Series EMTN, 5.75%, 6/18/2010	1,145,140
		Financial Intermediaries--2.7%
2,200,000		Pacific Life Funding LLC, Series EMTN, 5.50%, 5/14/2009	2,797,696
		Sovereign--35.3%
2,200,000		Austria, Government of, 4.30%, 9/15/2017	2,826,033
1,200,000		Austria, Government of, Note, 3.80%, 10/20/2013	1,557,659
3,200,000		Belgium, Government of, Sr. Unsecd. Note, 4.00%, 3/28/2018	4,030,025
2,000,000		Bonos Y Oblig Del Estado, 4.20%, 1/31/2037	2,346,098
3,560,000		France, Government of, 4.75%, 4/25/2035	4,905,838
1,600,000		France, Government of, Bond, 5.50%, 10/25/2010	2,159,029
3,000,000		Germany, Government of, 3.75%, 1/4/2015	4,057,307
500,000		Germany, Government of, 3.75%, 1/4/2017	671,337
1,000,000		Germany, Government of, Bond, 3.25%, 7/4/2015	1,313,136
1,250,000		Germany, Government of, Bond, 4.75%, 7/4/2034	1,762,807
1,700,000		Hellenic Republic, Unsub., 4.10%, 8/20/2012	2,117,783
1,500,000		Italy, Government of, 4.25%, 8/1/2013	1,954,490
1,500,000		Italy, Government of, Bond, 4.25%, 2/1/2015	1,963,618
3,500,000		Netherlands, Government of, 4.00%, 7/15/2018	4,528,530
		TOTAL	36,193,690
		Supranational--0.4%
310,000		Corp Andina De Fomento, Unsub., 6.375%, 6/18/2009	392,079
		Telecommunications & Cellular--4.9%
1,500,000		Deutsche Telekom AG, Company Guarantee, 7.125%, 7/11/2011	2,038,732
1,000,000		France Telecommunications, Sr. Unsub., 4.375%, 2/21/2012	1,308,762
600,000		SES Global, Company Guarantee, Series EMTN, 4.00%, 3/15/2011	749,469
700,000		Telecom Italia SpA, Series EMTN, 6.25%, 2/1/2012	911,696
		TOTAL	5,008,659
		TOTAL EURO	45,689,394
		JAPANESE YEN--37.9%
		Banking--9.7%
300,000,000		DePfa ACS Bank, Series EMTN, 1.65%, 12/20/2016	1,926,584
300,000,000		KFW, 0.75%, 3/22/2011	3,056,099
90,000,000		KFW, Foreign Gov't. Guarantee, Series INTL, 1.85%, 9/20/2010	933,613
400,000,000		Pfandbriefstelle der Oesterreichischen Landes & Hypothekenbanken, Sr. Unsub., Series EMTN, 1.60%, 2/15/2011	4,020,288
		TOTAL	9,936,584
		Financial Intermediaries--1.3%
130,000,000		John Hancock Global Funding, Sr. Secd. Note, Series EMTN, 2.05%, 6/8/2010	1,277,755
		Sovereign--26.9%
265,000,000		Canada, Government of, Note, 1.90%, 3/23/2009	2,717,068
100,000,000		Italy, Government of, Bond, 1.80%, 2/23/2010	1,026,641
290,000,000		Japan Government, 1.90%, 6/20/2014	3,149,749
312,000,000		Japan, Government of, 1.60%, 12/20/2015	3,363,382
110,000,000		Japan, Government of, 2.00%, 5/9/2016	1,183,462
155,000,000		Japan, Government of, 1.80%, 6/20/2017	1,686,104
200,000,000		Japan, Government of, Bond, 0.80%, 3/20/2013	2,064,479
215,000,000		Japan, Government of, Bond, 0.50%, 6/20/2013	2,189,768
185,000,000		Japan, Government of, Series INTL, 1.35%, 11/26/2013	1,922,696
450,000,000		Japan, (10 Year Issue), Series 283, 1.80%, 9/20/2016	4,919,185
321,000,000		Japan, (20 Year Issue), Series 73, 2.00%, 12/20/2024	3,373,232
		TOTAL	27,595,766
		TOTAL JAPANESE YEN	38,810,105
		SWEDISH KRONA--2.0%
		Sovereign--2.0%
16,100,000		Sweden, Government of, 4.50%, 8/12/2015	2,013,336
		TOTAL BONDS (IDENTIFIED COST $112,557,864)	100,647,814
		MUTUAL FUND--0.5%
477,549	[1,2]	Prime Value Obligations Fund, Institutional Shares, 1.32% (AT NET ASSET VALUE)	477,546
		TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $113,035,410)[3]	101,125,360
		OTHER ASSETS AND LIABILITIES – NET—1.3%[4]	1,295,943
		TOTAL NET ASSETS—100%	$102,421,303

At February 28, 2009, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Purchased:
5/20/2009	3,000,000 Australian Dollar	$1,921,650	$1,908,677	$(12,973)
5/20/2009	3,000,000 New Zealand Dollar	$1,523,790	$1,495,199	$(28,591)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(41,564)

Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net”.

1	Affiliated company.
2	7-Day net yield.
3
At February 28, 2009, the cost of investments for federal tax purposes was $113,444,944. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $12,319,584. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $663,742 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,983,326.

4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the "Directors").

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 477,546	$ ----
Level 2 – Other Significant Observable Inputs	100,647,814	(41,564)
Level 3 – Significant Unobservable Inputs	----	----
Total	$ 101,125,360	$ (41,564)

*Other financial instruments include foreign exchange contracts.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated International Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009